Condensed parent company financial information - Company Provided Guarantees in Respect of Certain Borrowings of Subsidiaries (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,274	$ 3,166
EUR600m 4.375% bonds 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	28 November 2029
EUR750m 3.625% bonds 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	27 September 2031
Parent [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,407	663	$ 0
Parent [member] | EUR600m 4.375% bonds 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	28 November 2029
Borrowings	$ 623	663	0
Parent [member] | EUR750m 3.625% bonds 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	27 September 2031
Borrowings	$ 784	$ 0	$ 0